(25) EQUITY (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
EQUITY
Profit for the year - Parent company	R$ 2,702,671
Realization of comprehensive income	25,672
Time-barred dividends	765
Profit base for allocation	2,729,108
Legal reserve	(135,134)
Statutory reserve - working capital reinforcement	(518,795)
Mandatory dividend	(641,884)
Additional dividend	R$ (1,433,295)